DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Sep. 30, 2019 USD ($)
Geneva Roth Convertible Promissory Notes
Fair value of derivative instrument	$ 288,852
Auctus Convertible Promissory Notes
Fair value of derivative instrument	3,051,995
Odyssey Capital Convertible Promissory Notes
Fair value of derivative instrument	744,394
EMA Financial Convertible Promissory Notes
Fair value of derivative instrument	912,138
JSJ Investment Convertible Promissory Notes
Fair value of derivative instrument	188,068
Warrants issued with the derivative instruments
Fair value of derivative instrument	$ 70,486